SCHEDULE OF OPERATING LEASE EXPENSES (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Operating lease expense Total	$ 53,985	$ 107,472	$ 209,591
Cost of Sales [Member]
Operating lease expense Total	15,505	13,839	24,312
General and Administrative Expense [Member]
Operating lease expense Total	15,600	19,881	29,033
Research and Development Expense [Member]
Operating lease expense Total	20,768	66,932	140,133
Selling and Marketing Expense [Member]
Operating lease expense Total	$ 2,112	$ 6,820	$ 16,113